CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Loans receivable, fair value	[1]	¥ 805,141	¥ 664,585
Receivables from customers, fair value		11	8,318
Securities purchased under agreements to resell, fair value		548,043	647,545
Trading assets, securities pledged as collateral		5,332,640	5,200,360
Trading assets, fair value		12,407	10,273
Private equity investments, fair value		6,395	4,047
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		397,114	416,052
Other, fair value		144,756	151,233
Short-term borrowings, fair value		376,910	362,612
Deposits received at banks, fair value		14,392
Securities sold under agreements to repurchase, fair value		111,609	159,430
Securities loaned, fair value		105,968	131,677
Other liabilities, fair value		9,183	15,011
Long-term borrowings, fair value		¥ 3,707,643	¥ 3,576,293
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,493,562,601	3,493,562,601
Outstanding		3,038,587,493	3,310,800,799
Common stock held in treasury, shares		454,975,108	182,761,802

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.